Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Investment Objectives and Goals - Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica BlackRock iShares Active Asset Allocation –  <br/>Moderate Growth VP
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks capital appreciation with current income as a secondary objective.
Objective, Secondary [Text Block]	with current income as a secondary objective.